Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Entity Central Index Key	0000225318
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000024639
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class A Shares
Trading Symbol	FHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 502,382,985
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$502,382,985 Number of Investments425 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Material Fund Change [Text Block]
C000024641
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class C Shares
Trading Symbol	FHICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
AssetsNet	$ 502,382,985
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$502,382,985 Number of Investments425 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Material Fund Change [Text Block]
C000177177
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	FHISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 502,382,985
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$502,382,985 Number of Investments425 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Material Fund Change [Text Block]
C000177176
Shareholder Report [Line Items]
Fund Name	Federated Hermes Sustainable High Yield Bond Fund, Inc.
Class Name	Class R6 Shares
Trading Symbol	FHBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the "Fund") for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 502,382,985
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$502,382,985 Number of Investments425 Portfolio Turnover16%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Value	Value
Cash Equivalents	3.5%
Consumer Cyclical Services	3.5%
Building Materials	3.5%
Automotive	3.8%
Midstream	4.1%
Chemicals	4.2%
Health Care	5.5%
Cable Satellite	6.9%
Insurance - P&C	10.1%
Technology	14.0%

Material Fund Change [Text Block]